Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expenses [Line Items]
Income tax expenses, current	$ 4,888	$ 16,431
Deferred Income Tax Expense (Benefit)	59,695	53,686
Income tax expense	64,583	70,117
Canada
Income Tax Expenses [Line Items]
Income tax expenses, current	6,336	6,695
Deferred Income Tax Expense (Benefit)	61,440	17,607
Income tax expense	67,776	24,302
United States
Income Tax Expenses [Line Items]
Income tax expenses, current	(1,448)	9,736
Deferred Income Tax Expense (Benefit)	(1,745)	36,079
Income tax expense	$ (3,193)	$ 45,815